Discontinued operations	12 Months Ended
Jun. 30, 2021
Disclosure Of Non Current Assets Held For Sale And Discontinued Operations Text Block Abstract
Discontinued operations

6. Discontinued operations

Description

On 30 June 2020 the Group sold its 100% subsidiary — Gameday International Pty Ltd (“Gameday”), for consideration of $29,277 which was the carrying value of its assets at that date so no loss on sale was incurred. Gameday produced and sold the Group’s dental devices and had been a loss maker since 2016. As a result of the COVID-19 pandemic it suffered further as a result of the shut-down of community sport which directly affected the sale of its main product being sporting mouthguards. The sale of Gameday will allow the Group to pursue and focus entirely on its medicinal cannabis activities.

Financial performance information

	Consolidated
	Year Ended 30 June 2021	Year Ended 30 June 2020
Revenue from external customers	$—	$718,656
Interest income	—	8
Other income	—	140,816
Product costs	—	(589,570)
Administration expense	—	(38,985)
Advertising and promotion	—	(218,865)
Depreciation	—	(14,854)
Amortisation	—	(21,688)
Loss on disposal of property, plant and equipment	—	(13,654)
Impairment cost	—	(82,989)
Occupancy expenses	—	(81,493)
Salaries and employee benefit expense	—	(565,734)
Loss before income tax	—	(768,352)
Income tax benefit	—	—
Loss after income tax from discontinued operations	$—	$(768,352)

Carrying amounts of assets and liabilities disposed

Cash	$—	$17,970
Inventories	—	6,000
Other current assets	—	6,100
Trade and other payables	—	(793)
Total proceeds from sale	$—	$29,277

Impairment cost

During the process of the sale of Gameday, various assets of Gameday that were unwanted by the acquirer were assessed to determine their future value or ability to be sold. Specifically, these assets included specialist or customised plant and equipment, capitalised intangible assets, and the recovery of receivables.

For each of these assets it was determined that the future value was negligible and for each the contribution to the total impairment cost recorded during the fiscal year ended 30 June 2020 is set out below:

(i) Plant and equipment

Original Cost	Accumulated Depreciation	Book value prior to impairment
$76,136	$(32,221)	$43,915	(A)

(ii) Intangible assets

Original cost	Accumulated Amortisation	Book value prior to impairment
$116,731	$(89,042)	$27,689	(B)

(iii) Receivables

	Original book value	Recoverable amount	Book value prior to impairment
	$11,635	$(250)	$11,385	(C)
Impairment cost (A+B+C)			$82,989